Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 48,911	$ 157,965	$ 217,510
Other comprehensive income:
Unrealized gain (loss) on qualifying cash flow hedging instruments, net of tax (note 12)	1,140	(486)	(1,723)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax
Other comprehensive income (loss)	4,032	2,803	(648)
Comprehensive income	52,943	160,768	216,862
Non-controlling interest in comprehensive income	15,074	17,691	16,627
Preferred unitholders' interest in comprehensive income	13,979	2,719	0
General and limited partners' interest in comprehensive income	23,890	140,358	200,235
To equity income
Amounts reclassified from accumulated other comprehensive income (loss), net of tax
Realized loss on qualifying cash flow hedging instruments	2,465	$ 3,289	1,075
To interest expense
Amounts reclassified from accumulated other comprehensive income (loss), net of tax
Realized loss on qualifying cash flow hedging instruments	$ 427		$ 0